Note 1 - Organization	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.	ORGANIZATION

Nature of Business

Kiromic BioPharma, Inc. and subsidiaries (the “Company” or “We”) is a clinical stage fully integrated biotherapeutics company formed under the Texas Business Organizations Code in December 2012. We maintain offices in Houston, Texas. We have not generated any revenue to date.

We are an allogeneic Gamma Delta T-cell therapy company featuring unique, proprietary end-to-end bioinformatic, AI targeting and cGMP-compliant manufacturing technologies to address solid tumors.

From a development standpoint, we utilize innovative non-engineered and engineered allogeneic Gamma Delta T (GDT) cell technologies and are developing proprietary, virus-free cell engineering methods to develop novel therapies for solid tumors that we believe will be effective and cost-efficient. The Deltacel product candidate consist of allogeneic, OTS GDT cells and it’s currently in advanced Phase 1 clinical stage. The Isocel and Procel product candidates consist of allogeneic, OTS, engineered GDT cells  and they are currently in the preclinical development stage.  Our Deltacel product candidate consists of non-engineered GDTs which we expand, enrich, and activate ex-vivo through a proprietary process, and it is intended to treat solid tumors regardless of the specific tumor antigen expression.

The Company is developing a novel and virus-independent engineering method, which is expected to support the manufacturing of Isocel and Procel. These respective IND applications are expected to be ready for submission to the FDA in the second half of 2025 for Isocel and in the first half of 2026 for Procel, subject to sufficient financing to support the progression of the developments of those additional clinical trial candidates.

Reverse Stock Split — On March 10, 2023, the Company’s board of directors approved a one-for-thirty reverse split of the Company’s issued and outstanding shares of common stock (“the Reverse Stock Split”). In addition, a proportionate adjustment was made to the per share exercise price and the number of shares issuable upon the exercise of all outstanding stock options, restricted stock units and warrants to purchase shares of common stock and the number of shares reserved for issuance pursuant to the Company’s equity incentive compensation plans. Any fraction of a share of common stock that would be created as a result of the Reverse Stock Split was rounded up to the next whole share. Unless noted otherwise, all common shares and per share amounts contained in the consolidated financial statements have been retroactively adjusted for the Reverse Stock Split.

Credit Memo — During the year ended December 31, 2023, the Company entered into an engagement letter with a vendor whereby we renegotiated the terms of services to be received and the amounts to be paid for such services. As part of this negotiation, the Company obtained a credit memo (the “Credit Memo”) of $1.10 million against the amounts outstanding as of June 30, 2023. This credit memo has been recognized as follows in the 2023 consolidated financial statements:

●	Reduction to accounts payable of $1.10 million

●	Reduction of deferred financing costs of $0.36 million

●	Increase to other income of $0.74 million

Going Concern —These consolidated financial statements have been prepared in accordance with generally accepted accounting principles applicable to a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.

The Company has incurred significant losses and negative cash flows from operations since inception and expects to incur additional losses until such time that it can generate significant revenue from the commercialization of its product candidates. The Company had negative cash flow from operations of $19.5 million for the year ended December 31, 2024, and an accumulated deficit of $149.8 million as of December 31, 2024. To date, the Company has relied on equity and debt financing to fund its operations. The Company’s product candidates are still in the early stages of development, and substantial additional financing will be needed by the Company to fund its operations and ongoing research and development efforts prior to the commercialization, if any, of its product candidates. The Company does not have sufficient cash on hand or available liquidity to meet its obligations through the twelve months following the date the consolidated financial statements are issued. This condition raises substantial doubt about the Company’s ability to continue as a going concern.

Given its projected operating requirements and its existing cash and cash equivalents, management’s plans include evaluating different strategies to obtain the required funding of future operations. These plans may include, but are not limited to, additional funding from current or new investors. However, there can be no assurance that the Company will be able to secure such additional financing, or if available, that it will be sufficient to meet its needs or on favorable terms. Therefore, the plans cannot be deemed probable of being implemented. As a result, the Company has concluded that management’s plans do not alleviate substantial doubt about the Company’s ability to continue as a going concern. In the event the Company is unable to secure financing sufficient to allow it to meet its obligations as they become due, the Company may need to file a voluntary petition for relief under the United States Bankruptcy Code in order to implement a restructuring plan or liquidation.

The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of this uncertainty.